Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31,
	2019	2018	2017

Domestic	$17,806	$25,839	$19,442
Foreign	14,666	6,008	4,803

	$32,472	$31,847	$24,245

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2019	2018	2017
Current:
Domestic	$7,266	$5,186	$5,928
Foreign	1,636	1,359	1,511

	8,902	6,545	7,439
Deferred taxes:
Domestic	(1,001)	81	(1,160)
Foreign	(1,027)	445	52

	(2,028)	526	(1,108)

Taxes on income	$6,874	$7,071	$6,331

Schedule of deferred tax assets and liabilities
	December 31,
	2019	2018

Net operating loss carryforwards	$4,529	$3,914
Allowances, reserves and intangible assets	1,584	1,361

Deferred tax assets before valuation allowance	6,113	5,275
Less - valuation allowance	(3,925)	(3,417)

Deferred tax assets, net	$2,188	$1,858

Schedule of deferred tax liabilities
	December 31,
	2019	2018

Long-term tax assets	$2,188	$1,858
Long-term tax liabilities	(11,069)	(10,343)

Net deferred tax liabilities	$(8,881)	$(8,485)

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2019	2018	2017

Income before taxes, as reported in the consolidated statements of income	$32,472	$31,847	$24,245

Statutory tax rate	23%	23%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$7,468	$7,325	$5,819
Tax adjustment in respect of different tax rates	465	(826)	268
Deferred taxes on losses for which full valuation allowance was provided in the past	(227)	(11)	658
Tax-deductible costs, not included in the accounting costs	-	-	(38)
Tax expenses in respect of prior years, net	(37)	(22)	(488)
Non-deductible expenses		45	70
Uncertain tax position and other differences	(795)	560	42

Income tax	$6,874	$7,071	$6,331

Schedule of unrecognized tax benefits
Gross unrecognized tax benefits at January 1, 2017	$825

Increase in tax positions taken in prior years	300

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2017	1,125

Increase in tax positions taken in prior years	1,050

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2018	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2019	$2,175